MET INVESTORS SERIES TRUST

5 Park Plaza, Suite 1900

Irvine, California 92614

VIA EDGAR

July 6, 2011

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Met Investors Series Trust (the “Trust”)
Files No. 333-48456
CIK – 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, enclosed is the interactive data file that mirrors the risk/return summary information in the supplement dated June 24, 2011 to the prospectus dated May 1, 2011 for the Pyramis Government Income Portfolio of the Trust filed under Rule 497(e) on June 24, 2011.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 578-4036.

Very truly yours,

/s/ Michael P. Lawlor

Michael P. Lawlor

Enclosures

cc:	John L. Chilton, Esq.